Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shares - Outstanding Begining Balance (in shares)	40,500	49,247
Shares - Granted (in shares)	0	0
Shares - Exercised (in shares)	0	0
Shares - Forfeited (in shares)	(14,550)	(8,747)
Shares - Outstanding Ending Balance (in shares)	25,950	40,500
Shares - Vested or expected to vest (in shares)	25,950	40,500
Shares - Exercisable (in shares)	24,950	39,500
Weighted Average Exercise Price - Outstanding Begining Balance (in dollars per share)	$ 25.30	$ 24.27
Weighted Average Exercise Price - Granted (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price - Exercised (in dollars per share)	$ 0	$ 0
Weighted Average Exercise Price - Forfeited (in dollars per share)	$ 22.15	$ 19.50
Weighted Average Exercise Price - Outstanding Ending Balance (in dollars per share)	$ 27.06	$ 25.30
Weighted Average Exercise Price - Vested or expected to vest (in dollars per share)	$ 27.06	$ 25.30
Weighted Average Exercise Price - Exercisable (in dollars per share)	$ 27.01	$ 25.22
Weighted Remaining Contractual Term - Outstanding (in years)	8 months 12 days	1 year 1 month 6 days
Weighted Remaining Contractual Term - Vested or expected to vest (in years)	8 months 12 days	1 year 1 month 6 days
Weighted Remaining Contractual Term - Exercisable (in years)	6 months	1 year
Aggregate Intrinsic Value - Outstanding (in dollars)	$ 0	$ 0
Aggregate Intrinsic Value -Vested or expected to vest (in dollars)	0	0
Aggregate Intrinsic Value - Exercisable (in dollars)	$ 0	$ 0